RELATED PARTY BALANCES AND TRANSACTIONS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Cash and cash equivalent	$ 1,034,668	$ 362,574	$ 215,617	$ 133,447
Amounts due to related parties	87,169	33,628		$ 11,243
Tencent Group
Related Party Transaction [Line Items]
Cash and cash equivalent	149	240
Amounts due to related parties	87,169	33,628
Transactions with Related Parties	57,209	59,702	16,229
Tencent Group | Equipment purchased
Related Party Transaction [Line Items]
Services provided by related parties	4,496	40,218
Tencent Group | Software purchased
Related Party Transaction [Line Items]
Services provided by related parties	508
Tencent Group | Cloud equipment and services
Related Party Transaction [Line Items]
Amounts due to related parties	16,062	33,153
Tencent Group | Cloud service
Related Party Transaction [Line Items]
Services provided by related parties	48,940	16,729	14,081
Tencent Group | SMS channel services
Related Party Transaction [Line Items]
Amounts due to related parties	357	475
Services provided by related parties	2,511	1,523	1,834
Tencent Group | Advertising expenses
Related Party Transaction [Line Items]
Services provided by related parties	159	682	112
Tencent Group | ESOP management service
Related Party Transaction [Line Items]
Amounts due to related parties	70,750
ESOP management service income	$ 595	$ 550	$ 202